Investment Properties - Additional Information (Detail) - TRY (₺)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [abstract]
Rental income	₺ 3,092,000	₺ 2,821,000	₺ 2,317,000
Direct operating expense from investment property	₺ 0	₺ 22,000	₺ 22,000